Stockholders' Equity (Deficit) - Convertible Securities (Details Textual) (Senior Secured Promissory Note [Member], USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Feb. 04, 2013	Dec. 31, 2012	Dec. 31, 2012	Feb. 03, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt Instrument, Face Amount				$ 550,000
Debt conversion, converted instrument, amount (in dollars)	112,150	437,850
Conversion of notes payable into common stock (shares)	773,983	2,069,439
Debt instrument, convertible, conversion price (per share)	$ 0.145	$ 0.21	$ 0.21	$ 0.21
Additional Paid-in Capital [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity	$ 12,461		$ 11,817